Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	(Accumulated deficit) Retained earnings	Non-controlling interests	Total
Balance at Dec. 31, 2017	$ 689	$ 221,175	$ (9,423)	$ 528	$ (12,926)	$ 831	$ 200,874
Balance (in Shares) at Dec. 31, 2017	49,758,434
Cumulative effect adjustment resulting from adoption of new accounting pronouncement, net					1,815		1,815
Stock-based compensation		1,796				146	1,942
Employee stock options exercised (cash and cashless)	$ 6	889					895
Employee stock options exercised (cash and cashless) (in Shares)	223,570
Expiration of redeemable non-controlling interests		1,036				317	1,353
Distribution of dividend		(9,978)				(47)	(10,025)
Other comprehensive income (loss)				(8,348)		(22)	(8,370)
Net income					13,785	215	14,000
Balance at Dec. 31, 2018	$ 695	214,918	(9,423)	(7,820)	2,674	1,440	202,484
Balance (in Shares) at Dec. 31, 2018	49,982,004
Stock-based compensation		1,318				87	1,405
Employee stock options exercised (cash and cashless)	$ 2	778					780
Employee stock options exercised (cash and cashless) (in Shares)	177,872
Distribution of dividend					(11,009)	(149)	(11,158)
Other comprehensive income (loss)				5,439		57	5,496
Net income					26,247	244	26,491
Balance at Dec. 31, 2019	$ 697	217,014	(9,423)	(2,381)	17,912	1,679	225,498
Balance (in Shares) at Dec. 31, 2019	50,159,876
Stock-based compensation		3,975				12	3,987
Employee stock options exercised (cash and cashless)	$ 11	5,039					5,050
Employee stock options exercised (cash and cashless) (in Shares)	603,519
Distribution of dividend					(7,044)		(7,044)
Other comprehensive income (loss)				13,407		49	13,456
Net income					33,775	382	34,157
Acquisition of minority interest		(29)				(118)	(147)
Proceeds from issuance of ordinary shares, net of issuance expenses	$ 43	108,694					108,737
Proceeds from issuance of ordinary shares, net of issuance expenses (in Shares)	3,898,304
Balance at Dec. 31, 2020	$ 751	$ 334,693	$ (9,423)	$ 11,026	$ 44,643	$ 2,004	$ 383,694
Balance (in Shares) at Dec. 31, 2020	54,661,699